Submission	Oct. 06, 2025
Submission [Line Items]
Central Index Key	0002088807
Registrant Name	Xsolla SPAC 1
Registration File Number	333-290802
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A